COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Composition Of Certain Financial Statement Items
SCHEDULE OF PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at September 30, 2021 and December 31, 2020:

	September 30, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$3,854	$(1,597)	$2,257	$3,880	$(573)	$3,307
Machinery and equipment	341,348	(279,285)	62,063	348,376	(271,107)	77,269
Vehicles	121,731	(121,731)	–	127,416	(118,716)	8,700
Total fixed assets	$466,933	$(402,613)	$64,320	$479,672	$(390,396)	$89,276

The following table sets forth the components of the Company’s property and equipment at December 31, 2020 and December 31, 2019:

	December 31, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers and office equipment	$3,880	$(573)	$3,307	$2,144	$(739)	$1,405
Machinery and equipment	348,376	(271,107)	77,269	435,659	(298,845)	136,814
Vehicles	127,416	(118,716)	8,700	164,275	(129,692)	34,583
Total fixed assets	$479,672	$(390,396)	$89,276	$602,078	$(429,276)	$172,802

SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	September 30, 2021	December 31, 2020
Accounts payable and other accruals	$291,254	$327,704
Mineral rights payable	686,839	–
Accrued interest	3,010	324,415
Total	$981,103	$652,119

	December 31, 2020	December 31, 2019
Accounts payable and other accruals	$327,704	$153,693
Accrued interest	324,415	496,448
Total	$652,119	$650,141